Investment Securities (Schedule Of Amortized Cost And Fair Value By Contractual Maturity) (Details) - USD ($)	Dec. 31, 2014		Dec. 31, 2013
Schedule of Investments [Line Items]
Within 1 year, Amortized Cost	$ 1,755,000
After 1 year; within 5 years, Amortized Cost	1,600,000
After 5 years; within 10 years, Amortized Cost	0
After 10 years, Amortized Cost	8,705,000
Subtotal, Amortized Cost	12,060,000
Within 1 year, Fair Value	1,807,000
After 1 year; within 5 years, Fair Value	1,600,000
After 5 years; within 10 years, Fair Value	0
After 10 years, Fair Value	8,705,000
Subtotal, Fair Value	12,112,000
Securities available for sale, Amortized Cost	3,526,482,000	[1]	$ 3,416,283,000	[2]
Securities available for sale	3,556,613,000	[1]	3,398,457,000	[2]
HTM, Within 1 year, Amortized Cost	0
HTM, After 1 year; within 5 years, Amortized Cost	0
HTM, After 5 years; within 10 years, Amortized Cost	0
HTM, After 10 years, Amortized Cost	4,292,000
HTM Subtotal, Amortized Cost	4,292,000
HTM, Within 1 year, Fair Value	0
HTM, After 1 year; within 5 years, Fair Value	0
HTM, After 5 years; within 10 years, Fair Value	0
HTM, After 10 years, Fair Value	5,404,000
HTM Subtotal, Fair Value	5,404,000
Securities held to maturity, Amortized cost	4,292,000		0
Securities held to maturity, Fair Value	5,404,000
Government Agency Issued MBS And CMO
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	3,332,238,000
Securities available for sale	3,362,431,000
Securities held to maturity, Amortized cost	0
Securities held to maturity, Fair Value	0
Equity and other
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	182,184,000	[3]	226,376,000	[4]
Securities available for sale	182,070,000	[3]	$ 226,354,000	[4]
Securities held to maturity, Amortized cost	0
Securities held to maturity, Fair Value	$ 0

[1]	Includes $ 3.3 b illion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[3]	Includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 66.0 million. The remainder is money market and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $ 128.0 million and FRB stock of $ 66.0 million. The remainder is money market, venture capital, and cost method investments.